Subsidiaries With Material Non-controlling Interest - Summarized Income Statement (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Net Sales	€ 843,920	€ 662,037	€ 536,539
Cost of Sales	578,515	467,861	398,518
Gross Profit	265,405	194,176	138,021
Other operating income	9,386	5,230	8,737
Selling and marketing expenses	20,448	20,044	26,144
Research and development expenses	29,616	17,390	7,826
General and administrative expenses	62,502	58,863	50,568
Operating Profit	162,225	103,109	62,220
Interest income	21,709	14,926	8,006
Interest expense	18,808	21,848	15,250
Profit Before Tax	165,673	96,279	54,714
Income taxes	31,404	17,682	16,007
Net Profit	134,269	78,597	38,707
Total comprehensive income	148,510	55,307	40,238
Attributable to non-controlling interests	(52)	84	(494)
Ompi of Japan Co., Ltd.
Net Sales	4,325	6,811	2,533
Cost of Sales	3,542	5,509	2,207
Gross Profit	783	1,302	326
Selling and marketing expenses	299	349	451
Research and development expenses	150	157	156
General and administrative expenses	452	518	437
Operating Profit	(118)	278	(718)
Interest income	37	17	161
Interest expense	90	74	32
Profit Before Tax	(171)	221	(589)
Income taxes	(48)	66	(176)
Net Profit	(123)	155	(413)
Total comprehensive income	(123)	155	(413)
Attributable to non-controlling interests	(60)	76	(202)
Medirio SA
Research and development expenses			1,013
General and administrative expenses			25
Operating Profit			(1,038)
Interest income			4
Interest expense			3
Profit Before Tax			(1,037)
Income taxes			18
Net Profit			(1,055)
Total comprehensive income			(1,055)
Attributable to non-controlling interests			(295)
Medical Glass a.s.
Net Sales	41,643	36,852	32,811
Cost of Sales	34,425	30,039	27,661
Gross Profit	7,218	6,813	5,150
Other operating income	195	43
Selling and marketing expenses	177	165	123
General and administrative expenses	3,302	2,715	3,350
Operating Profit	3,934	3,976	1,677
Interest income	111	2	4
Interest expense	42	30	20
Profit Before Tax	4,003	3,948	1,661
Income taxes	826	834	387
Net Profit	3,177	3,114	1,274
Total comprehensive income	3,165	3,111	1,272
Attributable to non-controlling interests	€ 8	€ 8	€ 3